UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated other comprehensive loss associated companies [Member]	Retained Earnings [Member]
Starting Balance at Dec. 31, 2015	$ 1,241,810	$ 93,468	$ 285,859	$ 588,133	$ (1,037)	$ (2,126)	$ 277,513
Starting Balance (in shares) at Dec. 31, 2015	93,468,000	93,468,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	36,575	36,575
Transfer to contributed surplus - reduction in par value		$ 0		0
Shares issued	$ 243	37	206
Amortization of stock based compensation	139		139
Equity component of convertible bond issuance, net	0		0
Adjustment to equity component arising from partial reacquisition of convertible bond due 2018			0
Gain/(loss) on hedging financial instruments reclassified into earnings	0				0
Fair value adjustments to hedging financial instruments	(16,307)				(14,540)	(1,767)
Fair value adjustments to available for sale securities	(92,077)				(92,077)
Other comprehensive income/(loss)	11				11
Net income	85,611						85,611
Dividends declared	(84,135)						(84,135)
Ending Balance at Jun. 30, 2016	$ 1,135,295	$ 93,505	286,204	588,133	(107,643)	(3,893)	278,989
Ending Balance (in shares) at Jun. 30, 2016	93,504,575	93,504,575
Starting Balance at Dec. 31, 2015	$ 1,241,810	$ 93,468	285,859	588,133	(1,037)	(2,126)	277,513
Starting Balance (in shares) at Dec. 31, 2015	93,468,000	93,468,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	8,036,575	8,036,575
Transfer to contributed surplus - reduction in par value		$ (92,570)		92,570
Shares issued	$ 323	117	206
Amortization of stock based compensation	403		403
Equity component of convertible bond issuance, net	(3,966)		4,551
Adjustment to equity component arising from partial reacquisition of convertible bond due 2018			(8,517)
Gain/(loss) on hedging financial instruments reclassified into earnings	0				0
Fair value adjustments to hedging financial instruments	10,852				9,702	1,150
Fair value adjustments to available for sale securities	(93,406)				(93,406)
Other comprehensive income/(loss)	(38)				(38)
Net income	146,406						146,406
Dividends declared	(168,289)						(168,289)
Ending Balance at Dec. 31, 2016	$ 1,134,095	$ 1,015	282,502	680,703	(84,779)	(976)	255,630
Ending Balance (in shares) at Dec. 31, 2016	101,504,575	101,504,575
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	0	0
Transfer to contributed surplus - reduction in par value		$ 0		0
Shares issued	$ 0	0	0
Amortization of stock based compensation	181		181
Equity component of convertible bond issuance, net	0		0
Adjustment to equity component arising from partial reacquisition of convertible bond due 2018			0
Gain/(loss) on hedging financial instruments reclassified into earnings	708				708
Fair value adjustments to hedging financial instruments	3,726				3,221	505
Fair value adjustments to available for sale securities	(8,806)				(8,806)
Other comprehensive income/(loss)	39				39
Net income	52,393						52,393
Dividends declared	(84,154)						(84,154)
Ending Balance at Jun. 30, 2017	$ 1,098,182	$ 1,015	$ 282,683	$ 680,703	$ (89,617)	$ (471)	$ 223,869
Ending Balance (in shares) at Jun. 30, 2017	101,504,575	101,504,575